Description of Business and Summary of Significant Accounting Policies - Gain on Extinguishment of Debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Gain on extinguishment of debt	$ 47,000,000.0	$ 0